Intangible Assets - Summary of Intangible Assets and Goodwill (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	₺ 41,219,286	₺ 40,654,516
Additions net of amortization	(2,649,020)	(966,963)
Disposals	(38,234)	(21,855)
Transfers		2,634
Impairment expenses/(reversals)	(52,021)	(390)
Acquisition through business combinations		383,007
Effects of movements in exchange rates	(1,156,678)	1,168,337
Balance at end of year	37,323,333	41,219,286
Gross Carrying Amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	119,495,916	108,561,334
Additions	6,768,565	8,153,855
Disposals	(274,183)	(242,721)
Transfers		2,634
Acquisition through business combinations		383,007
Effects of movements in exchange rates	(1,910,374)	2,637,807
Balance at end of year	124,079,924	119,495,916
Gross Carrying Amount | Telecommunication licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	44,537,194	42,990,656
Additions	1,010	23,495
Disposals	(35,159)	(1,363)
Transfers	913	30
Effects of movements in exchange rates	(1,928,883)	1,524,376
Balance at end of year	42,575,075	44,537,194
Gross Carrying Amount | Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	54,337,016	49,011,971
Additions	3,507,682	4,104,823
Disposals	(170,146)	(131,366)
Transfers	206,757	224,077
Effects of movements in exchange rates	239,663	1,127,511
Balance at end of year	58,120,972	54,337,016
Gross Carrying Amount | Transmission lines software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	599,836	575,290
Additions	675	1,460
Effects of movements in exchange rates	25,034	23,086
Balance at end of year	625,545	599,836
Gross Carrying Amount | Indefeasible right of usage [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	614,600	629,874
Disposals		(15,274)
Balance at end of year	614,600	614,600
Gross Carrying Amount | Brand name [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	8,494	5,461
Additions	371	877
Disposals	(331)	(79)
Transfers	75	972
Effects of movements in exchange rates	(1,756)	1,263
Balance at end of year	6,853	8,494
Gross Carrying Amount | Customer base [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	39,513	48,546
Effects of movements in exchange rates	(9,795)	(9,033)
Balance at end of year	29,718	39,513
Gross Carrying Amount | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	259,358	246,770
Acquisition through business combinations		16,840
Effects of movements in exchange rates	(4,611)	(4,252)
Balance at end of year	254,747	259,358
Gross Carrying Amount | Subscriber acquisition cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	17,982,122	14,408,912
Additions	2,958,639	3,654,236
Disposals	(67,744)	(93,085)
Effects of movements in exchange rates	(176,035)	12,059
Balance at end of year	20,696,982	17,982,122
Gross Carrying Amount | Electricity production license [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	472,366
Acquisition through business combinations		366,167
Effects of movements in exchange rates	(41,549)	106,199
Balance at end of year	430,817	472,366
Gross Carrying Amount | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	568,085	585,130
Additions	121,704	127,884
Disposals	(445)
Transfers	4	(751)
Effects of movements in exchange rates	(10,802)	(144,178)
Balance at end of year	678,546	568,085
Gross Carrying Amount | Construction in progress
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	77,332	58,724
Additions	178,484	241,080
Disposals	(358)	(1,554)
Transfers	(207,749)	(221,694)
Effects of movements in exchange rates	(1,640)	776
Balance at end of year	46,069	77,332
Accumulated depreciation, amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(78,276,630)	(67,906,818)
Additions - amortization	(9,417,585)	(9,120,819)
Disposals	235,949	220,866
Impairment expenses/(reversals)	(52,021)	(390)
Effects of movements in exchange rates	753,696	(1,469,469)
Balance at end of year	(86,756,591)	(78,276,630)
Accumulated depreciation, amortization and impairment [member] | Telecommunication licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(26,744,794)	(23,535,770)
Additions - amortization	(2,745,221)	(2,721,001)
Disposals	1,919	1,363
Impairment expenses/(reversals)	(307)	(43)
Effects of movements in exchange rates	809,276	(489,343)
Balance at end of year	(28,679,127)	(26,744,794)
Accumulated depreciation, amortization and impairment [member] | Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(40,582,244)	(36,137,696)
Additions - amortization	(3,481,991)	(3,598,873)
Disposals	165,602	126,364
Impairment expenses/(reversals)	(61,460)	(347)
Effects of movements in exchange rates	(298,667)	(971,692)
Balance at end of year	(44,258,760)	(40,582,244)
Accumulated depreciation, amortization and impairment [member] | Transmission lines software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(608,013)	(596,578)
Additions - amortization	(19,352)	(14,792)
Impairment expenses/(reversals)	10,077
Effects of movements in exchange rates	1,138	3,357
Balance at end of year	(616,150)	(608,013)
Accumulated depreciation, amortization and impairment [member] | Indefeasible right of usage [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(316,954)	(278,139)
Additions - amortization	(35,391)	(39,231)
Effects of movements in exchange rates	450	416
Balance at end of year	(351,895)	(316,954)
Accumulated depreciation, amortization and impairment [member] | Brand name [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(16,716)	(22,066)
Additions - amortization	(71)	(53)
Disposals	239	54
Effects of movements in exchange rates	6,527	5,349
Balance at end of year	(10,021)	(16,716)
Accumulated depreciation, amortization and impairment [member] | Customer base [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(29,921)	(37,897)
Effects of movements in exchange rates	8,648	7,976
Balance at end of year	(21,273)	(29,921)
Accumulated depreciation, amortization and impairment [member] | Subscriber acquisition cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(9,613,733)	(7,059,672)
Additions - amortization	(3,040,853)	(2,626,391)
Disposals	67,744	93,085
Effects of movements in exchange rates	225,559	(20,755)
Balance at end of year	(12,361,283)	(9,613,733)
Accumulated depreciation, amortization and impairment [member] | Electricity production license [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(5,556)
Additions - amortization		(5,556)
Effects of movements in exchange rates	(475)
Balance at end of year	(6,031)	(5,556)
Accumulated depreciation, amortization and impairment [member] | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(358,699)	(239,000)
Additions - amortization	(94,706)	(114,922)
Disposals	445
Impairment expenses/(reversals)	(331)
Effects of movements in exchange rates	1,240	(4,777)
Balance at end of year	₺ (452,051)	₺ (358,699)